Average Annual Total Returns - FidelityGrowthStrategiesFund-AMCIZPRO - FidelityGrowthStrategiesFund-AMCIZPRO - Fidelity Growth Strategies Fund	Jan. 29, 2025
RS012
Average Annual Return:
Past 1 year	22.10%
Past 5 years	11.47%
Past 10 years	11.54%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%